PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,173	$ 1,043
Less: accumulated depreciation	(742)	(622)
Less: accumulated impairment loss	(431)	0
Property and equipment, net		421
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,132	989
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3	6
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	38	35
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 0	$ 13